Velocity Commercial Capital Loan Trust 2024-3

Exhibit 99.17

Exception Level
Run Date - 5/23/2024

Recovco Loan ID	Loan # 1	Loan # 2	Loan # 3	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Exception Approved post Origination	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
QTKCZICP4VE	XXXX			Credit	Occupancy	Active	3: Curable		XXXX	LOI/LOE Address discrepancy	* LOI/LOE Address discrepancy (Lvl 3)	The letter of explanation (p.XXX) in the file states the cash out from the subject property will be used to purchase the borrowers primary residence which is not business purposes.	Borrower has owned subject investment property 18 years	Unable to clear. VCC accepts grade as is	5.15.2024: Remains. Client agrees.	5.15.2024: Remains. Client agrees.
QTKCZICP4VE	XXXX			Credit	Occupancy	Active	3: Curable		XXXX	Occupancy Red Flag / Other Identified	* Occupancy Red Flag / Other Identified (Lvl 3)	The borrowers drivers license (p.XXX) shows the borrowers residence is the subject property.	Borrower has owned subject investment property 18 years	Unable to clear. VCC accepts grade as is	5.15.2024: Remains. Client agrees.	5.15.2024: Remains. Client agrees.
WIJHIDUAE1J	XXXX			Credit	Credit	Active	2: Acceptable with Warnings	Yes	XXXX	Lease Requirement	* Lease Requirement (Lvl 2)	The lease, item # 2 reflects a state date of XX/XX/XXXX and will continue from that date as month to month tenancy. Item #4 reflects the monthly rent as $XXXX. The lease is missing the tenants initials. The file included a letter of explanation for the cash out transaction; however, the address reflected for the transaction is XXXX, which is not the subject property. The additional LLC members photo ID issued XXXX reflects the subject property as their residence	Borrower mid credit score 711 is 61 points above 650 minimum required Co Borrower Mid credit score 691 is 41 points above 650 minimum required Borrower is seasoned investor.	Exception noted on uploaded approval. A search of "Who Lives Here" does not show the related entity as residing at subject property. It does however show the same last name as guarantor. At the very least property is occupied by Family member, which I can do an exception for if needed.	5.15.2024: Exception Acknowledged EV2.	5.15.2024: Exception Acknowledged EV2.
OKTKVFASPZS	XXXX			Credit	Insurance	Resolved	Resolved		XXXX	HOI	* Hazard Insurance (Lvl R)	The evidence of insurance reflects loss of use; however, landlord or rental is not confirmed.		Exception for Loss of Use noted on uploaded approval	4.23.2024: Cleared. The lender provided an approved exception.	4.23.2024: Cleared. The lender provided an approved exception.
4D05UDGVHEU	XXXX			Credit	Credit Documents	Resolved	Resolved		XXXX	Valid ID - Missing	* Valid ID - Missing (Lvl R)	The borrowers photo ID expired XX/XX/XXXX. The loan closed XX/XX/XXXX		MCP required photo ID. borrower provided US passport which expires XX/XX/XXXX. this is sufficient in lieu of the expired DL	4.23.2024: Cleared. The lender provided US passport which expires XX/XX/XXXX. this is sufficient in lieu of the expired DL	4.23.2024: Cleared. The lender provided US passport which expires 8/5/2026. this is sufficient in lieu of the expired DL
BYW0HNXBXZI	XXXX			Credit	Insurance	Resolved	Resolved		XXXX	HOI	* Hazard Insurance (Lvl R)	The evidence of insurance reflects loss of use; however, landlord or rental is not confirmed. The insured mailing address and the subject property address are the same.		Exception noted on uploaded approval	4.23.2024: Cleared. The lender provided an approved exception.	4.23.2024: Cleared. The lender provided an approved exception.
DYMGAZVFNOD	XXXX	Credit	Occupancy	Active	2: Acceptable with Warnings	Yes	XXXX	Occupancy Red Flag / Other Identified	* Occupancy Red Flag / Other Identified (Lvl 2)	Per the lease in the file, the tenant is XXXXX Per the document in the file (p.XXX), the guarantor is also the owner of XXXXX. making the subject owner occupied.	Borrower has owned primary residence for over 10 years, Borrower mid FICO score is 707	Exception noted on uploaded approval	4.23.2024: Remains. The file included a FXXXXX (pg XX), which is the tenant per the lease. The search confirms the borrower has ownership in the business.
4.26.2024: Exception Acknowledged EV2. The lender provided an approved exception for owner/user occupancy. Not used by the guarantor or borrowing entity, used by a different entity.	4.23.2024: Remains. The file included a XXXX (pg XXX), which is the tenant per the lease. The search confirms the borrower has ownership in the business.
4.26.2024: Exception Acknowledged EV2. The lender provided an approved exception for owner/user occupancy. Not used by the guarantor or borrowing entity, used by a different entity.
QLSFYYWMVNL	XXXX			Credit	Credit Documents	Resolved	Resolved		XXXX	Application not in file	* Application not in file (Lvl R)	The file is missing the final executed loan application.	Out of Scope. no compensating factors for Doc checklist only review.	Uploaded	5.20.2024: Resolved	5.20.2024: Resolved
XSZZKMYFCLM	XXXX			Credit	Title Policy	Active	2: Acceptable with Warnings	Yes	XXXX	Title Issue	* Title Issue (Lvl 2)	The transaction is a cash out refinance, the current vesting is not in the name of the borrower	Low LTV 22.73%	Exception noted on uploaded approval	5.15.2024: Exception Acknowledged EV2.	5.15.2024: Exception Acknowledged EV2.